Commitments and contingencies (Details Textual) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contract Revenue Cost					$ 35,384,000	$ 43,272,000	$ 5,512,000
Indemnification Under the Omnibus Agreement	6,700,000	6,500,000	7,100,000	3,100,000
Restricted Cash and Cash Equivalents						10,700,000
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement					2,000,000
Letter of Credit [Member]
Long-term Line of Credit					10,700,000
Line of Credit Facility, Expiration Date					Feb. 16, 2015
PGN [Member]
Contract Claims Description					The Partnerships subsidiary had commitments to pay a day rate for delay liquidated damages to PGN up to a maximum amount of $10.7 million
Contract Revenue Cost					7,100,000
Indemnification Under the Omnibus Agreement					7,100,000
pipeline contractor [Member]
Loss Contingency, Range of Possible Loss, Maximum					$ 11,500,000